Summary of Significant Accounting Policies - Other Narrative (Details)	12 Months Ended
	Sep. 30, 2013 segments office	Sep. 30, 2012	Sep. 30, 2011
Summary of Significant Accounting Policies [Line Items]
Number of offices (in offices)	182
Days past grace period to initiate contact to cure deficiency	30 days
Approximate rate reduction concession, minimum	1.00%
Approximate rate reduction concession, maximum	2.00%
Minimum days past due to stop accrual of interest	90 days
Loans returned to full accrual status	90 days
Minimum days past due to begin foreclosure proceedings	90 days
Minimum performance period before move to accrual status	6 months
Options outstanding that are not dilutive	435,825	934,880	2,190,123
Number of reportable business segments	1
Minimum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction	6 months
Intangible, useful life	5 years
Maximum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction	24 months
Intangible, useful life	8 years